EMPLOYEE BENEFIT PLANS - Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2012
Compensation and Retirement Disclosure [Abstract]
Current year actuarial loss	$ 6.5
Amortization of actuarial loss	(16.2)
Prior service cost from plan amendments	2.6
Amortization of prior service costs	0.1
Amortization of transition obligation	0
Currency / other	6.6
Total loss recognized in other comprehensive income (pre-tax)	$ (0.6)